UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64,111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	5/31/2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
May 31, 2018

California High-Yield Municipal - Schedule of Investments
MAY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.1%
California — 97.8%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	2,400,000	2,710,608
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,176,340
ABC Unified School District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL)(1)	1,000,000	938,200
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,381,812
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,287,460
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,291,800
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	1,500,000	1,679,595
Antelope Valley Healthcare District Rev., 5.00%, 3/1/26	5,000,000	5,522,350
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,312,650
Bay Area Toll Authority Rev., VRDN, 1.78%, 6/7/18, resets weekly off the MUNIPSA plus 0.70%	1,450,000	1,456,046
Bay Area Toll Authority Rev., VRDN, 2.16%, 6/7/18, resets weekly off the MUNIPSA plus 1.10%	2,500,000	2,574,100
Bay Area Toll Authority Rev., VRDN, 2.31%, 6/7/18, resets weekly off the MUNIPSA plus 1.25%	1,000,000	1,053,630
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/21 (AGM)(1)	1,190,000	1,117,160
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/22 (AGM)(1)	1,220,000	1,113,897
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/23 (AGM)(1)	1,000,000	886,920
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	22,520,000	3,105,283
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46	1,000,000	999,980
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,027,060
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.65%, 6/1/41	1,500,000	1,513,980
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 0.00%, 6/1/46(1)	15,975,000	2,924,703
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	715,000	836,765
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,820,000	1,965,018
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/30	575,000	667,431
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/31	650,000	752,297
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/32	500,000	576,170
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/33	575,000	660,198
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/34	1,250,000	1,427,937
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/35	1,250,000	1,423,812
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/24	2,250,000	2,459,632
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/26	1,020,000	1,133,444
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.50%, 10/1/20	1,500,000	1,519,335
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/24	1,710,000	2,009,797
California Housing Finance Agency Rev., VRDN, 0.90%, 6/6/18, resets weekly off the remarketing agent (LOC: Citibank N.A.)	4,315,000	4,315,000
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 2.06%, 6/7/18, resets weekly off the MUNIPSA plus 1.00%	2,190,000	2,198,234
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.55%, 6/1/18, resets daily off the remarketing agent (LOC: Union Bank N.A.)	10,450,000	10,450,000
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.55%, 6/1/18, resets daily off the remarketing agent (LOC: Union Bank N.A.)	1,000,000	1,000,000
California Mobilehome Park Financing Authority Rev., (Millennium Housing of California), 5.50%, 12/15/41	2,000,000	2,002,080
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	1,997,603
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/25	1,210,000	1,409,529
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/26	355,000	416,365

California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,896,877
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	2,000,000	2,144,500
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/20	600,000	636,354
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	396,695
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,163,070
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	3,988,610
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	625,000	631,213
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,350,370
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	2,100,000	2,113,083
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	3,936,940
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,687,260
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,772,002
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,678,560
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	1,948,222
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,327,510
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,940,637
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,117,020
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,125,580
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	565,480
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	379,894
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	540,025
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	323,301
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,761,952
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(2)	800,000	830,888
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	1,810,000	1,864,807
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(2)	1,805,000	1,850,703
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	949,662
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,479,114
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,055,061
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,931,352
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	3,782,730
California School Finance Authority Rev., (52nd & Crenshaw LLC), 6.00%, 10/1/49	700,000	750,820
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	4,000,000	4,433,520
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,414,150
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/27(2)	985,000	1,094,256
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/28(2)	1,285,000	1,423,215
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/29(2)	795,000	878,372
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/30(2)	400,000	440,880
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/31(2)	500,000	549,765
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(2)	1,000,000	1,082,360
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(2)	1,000,000	1,078,440
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	1,870,002
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	1,565,000	1,611,825
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/54(2)	1,660,000	1,697,400
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	2,525,000	2,543,912
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,532,325
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(2)	4,630,000	4,762,001
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(2)	2,000,000	2,044,940

California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/42(2)	2,010,000	1,844,436
California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/52(2)	2,190,000	1,951,881
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,731,525
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(2)	1,050,000	949,820
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(2)	1,425,000	1,289,468
California School Finance Authority Rev., (Kipp Schools), 4.125%, 7/1/24	420,000	448,703
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/34	500,000	548,165
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/37(2)	1,180,000	1,321,447
California School Finance Authority Rev., (Kipp Schools), 5.125%, 7/1/44	700,000	764,148
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/45(2)	1,650,000	1,799,556
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/21(2)	940,000	983,531
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	500,000	535,270
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	915,014
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	1,041,270
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	360,000	377,532
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	2,170,014
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	1,550,000	1,600,995
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(2)	1,000,000	1,098,660
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(2)	1,870,000	2,036,580
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 4.30%, 6/1/53(2)	2,935,000	2,937,436
California State Public Works Board Rev., 5.00%, 4/1/25	1,500,000	1,669,560
California State Public Works Board Rev., 5.75%, 10/1/31	1,000,000	1,115,920
California State Public Works Board Rev., 5.00%, 12/1/31	975,000	1,068,678
California State Public Works Board Rev., 5.00%, 4/1/37	5,465,000	5,979,038
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,635,313
California State Public Works Board Rev., 5.00%, 9/1/39	7,000,000	7,893,130
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(2)	1,500,000	1,598,040
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	1,785,000	2,016,764
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/43 (GA: American Baptist Homes Foundation)	1,200,000	1,282,536
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/45	2,400,000	2,630,736
California Statewide Communities Development Authority Rev., (Be.group), 7.25%, 11/15/41(2)	2,500,000	2,677,325
California Statewide Communities Development Authority Rev., (California Baptist University), 3.00%, 11/1/22(2)	2,000,000	2,005,300
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	2,630,000	2,635,155
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	3,090,000	3,411,793
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(2)	4,450,000	4,821,263
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	1,000,000	1,120,940
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	1,500,000	1,676,040
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	2,760,000	3,057,942
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,250,000	1,339,225
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	1,500,000	1,607,970
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,116,500
California Statewide Communities Development Authority Rev., (Independence Support LLC), 7.00%, 6/1/45	7,000,000	4,229,470
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	3,707,900
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,237,120

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,461,666
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,081,320
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,823,709
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	5,000,000	5,428,600
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	10,585,476
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	5,026,726
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(2)	10,250,000	11,118,995
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,596,395
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/25 (California Mortgage Insurance)	2,500,000	2,538,475
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,784,732
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,516,695
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	348,450
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	362,437
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	370,402
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,086,138
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,109,466
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,095,170
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	4,515,000	4,944,693
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,631,745
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/47	1,650,000	1,815,148
Capistrano Unified School District Special Tax, 3.20%, 9/1/44	1,610,000	1,420,986
Capistrano Unified School District Special Tax, 4.00%, 9/1/46	3,000,000	3,054,660
Capistrano Unified School District Special Tax, (Capistrano Unified School District Community Facilities District No. 98-1B), 3.75%, 9/1/43	1,185,000	1,183,033
Capistrano Unified School District Special Tax, (Capistrano Unified School District Community Facilities District No. 98-1B), 3.75%, 9/1/44	3,500,000	3,459,470
Capistrano Unified School District Special Tax, (Capistrano Unified School District Community Facilities District No. 98-1B), 3.75%, 9/1/48	1,610,000	1,592,676
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,415,862
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,484,701
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,554,749
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	2,040,760
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,123,898
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	2,186,980
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,168,184
Duarte Unified School District GO, Capital Appreciation, 0.00%, 11/1/23 (AGM)(1)	1,150,000	1,012,955
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,285,148
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	3,133,628
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,250,000	1,380,350
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	3,891,352
El Dorado County Special Tax, 5.00%, 9/1/27	1,055,000	1,205,527
El Dorado County Special Tax, 5.00%, 9/1/29	1,225,000	1,382,621
El Dorado County Special Tax, 5.00%, 9/1/30	1,325,000	1,491,407
El Dorado County Special Tax, 5.00%, 9/1/31	1,280,000	1,435,840

El Dorado County Special Tax, 5.00%, 9/1/32	1,355,000	1,514,782
El Dorado County Special Tax, 4.00%, 9/1/43	1,250,000	1,266,350
El Dorado County Special Tax, 4.00%, 9/1/46	2,350,000	2,358,084
El Dorado County Special Tax, 5.00%, 9/1/48	2,850,000	3,134,458
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/22	1,310,000	1,397,285
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/24	1,705,000	1,833,506
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/26	2,140,000	2,313,019
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/46	3,500,000	3,849,195
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	590,000	676,565
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,130,030
Escondido Joint Powers Financing Authority Rev., 5.00%, 9/1/31	1,355,000	1,491,028
Folsom Ranch Financing Authority Special Tax, 5.00%, 9/1/47	4,325,000	4,726,057
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/33(3)	530,000	584,495
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/38(3)	845,000	922,250
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/48(3)	1,675,000	1,813,037
Fontana Special Tax, 5.00%, 9/1/46	1,000,000	1,100,920
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	4,000,000	4,693,400
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	27,500,000	32,056,750
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(4)	2,200,000	1,981,694
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,000,000	2,093,040
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23, resets off the remarketing agent	3,750,000	4,210,537
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,295,560
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,191,680
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	1,500,000	1,695,885
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	1,000,000	1,141,540
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,150,380
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,500,000	1,682,430
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,545,000	1,768,592
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	2,830,000	2,844,150
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	7,000,000	7,205,100
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	20,900,000	20,900,627
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	4,705,000	4,728,525
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(1)	20,000,000	3,415,600
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	383,467
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,277,093
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,172,816
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	2,934,817
Hesperia Public Financing Authority Tax Allocation, 5.50%, 9/1/32 (XLCA)	3,000,000	3,004,950
Hesperia Public Financing Authority Tax Allocation, 5.50%, 9/1/37 (XLCA)	2,025,000	2,028,301
Huntington Beach Community Facilities District Special Tax, 5.375%, 9/1/33	1,700,000	1,871,003
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	2,500,000	2,653,175
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,000,000	1,057,150
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,500,000	1,579,050
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 6.75%, 8/15/46	2,500,000	2,786,075
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 5.00%, 10/15/47	4,000,000	4,244,040
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,240,780
Irvine Special Assessment, 5.00%, 9/2/24	700,000	776,888
Irvine Special Assessment, 5.00%, 9/2/26	600,000	660,024
Irvine Special Assessment, 5.00%, 9/2/29	700,000	768,152

Irvine Special Assessment, 5.00%, 9/2/30	350,000	383,719
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,648,845
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,082,230
Irvine Special Tax, 5.00%, 9/1/44	500,000	539,955
Irvine Special Tax, 4.00%, 9/1/45	7,500,000	7,589,025
Irvine Special Tax, 5.00%, 9/1/49	4,500,000	4,830,930
Irvine Unified School District Special Tax, 5.00%, 9/1/29	550,000	632,913
Irvine Unified School District Special Tax, 5.00%, 9/1/29	700,000	805,525
Irvine Unified School District Special Tax, 5.00%, 9/1/31	420,000	478,250
Irvine Unified School District Special Tax, 5.00%, 9/1/34	500,000	563,810
Irvine Unified School District Special Tax, 6.70%, 9/1/35	515,000	554,295
Irvine Unified School District Special Tax, 5.00%, 3/1/57	3,500,000	3,873,415
Jurupa Community Services District Special Tax, 5.00%, 9/1/37	250,000	265,765
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,754,345
Jurupa Community Services District Special Tax, 5.00%, 9/1/42	1,000,000	1,060,220
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/42	1,000,000	1,117,250
Jurupa Unified School District Special Tax, 3.625%, 9/1/42	1,300,000	1,258,101
Jurupa Unified School District Special Tax, 4.00%, 9/1/47	1,000,000	1,012,300
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	1,100,000	1,158,245
Lake Elsinore Special Tax, 4.00%, 9/1/46	4,480,000	4,520,544
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	875,000	890,540
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/34	535,000	584,953
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	2,380,000	2,611,288
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/42	600,000	605,982
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/47	900,000	904,797
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/27	450,000	514,728
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/28	505,000	575,468
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/30	1,300,000	1,470,313
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/32	1,510,000	1,696,334
Lammersville Joint Unified School District Special Tax, 6.00%, 9/1/43	1,250,000	1,444,325
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/47	3,750,000	4,125,337
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,472,448
Long Beach Marina System Rev., 5.00%, 5/15/45	5,245,000	5,760,269
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	755,000	757,114
Los Angeles County COP, 5.00%, 3/1/23	1,000,000	1,143,810
Los Angeles County Schools COP, 4.00%, 6/1/18 (AGM)	1,650,000	1,650,000
Los Angeles County Schools COP, 5.00%, 6/1/19 (AGM)	1,200,000	1,238,892
Los Angeles County Schools COP, 5.00%, 6/1/20 (AGM)	1,305,000	1,389,773
Los Angeles County Schools COP, 5.00%, 6/1/21 (AGM)	1,895,000	2,072,580
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/30	3,500,000	4,009,740
Los Angeles Unified School District COP, 5.00%, 10/1/29	350,000	390,058
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,338,657
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,700,000	2,424,591
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	4,000,000	5,683,280
Menifee Union School District Special Tax, 5.00%, 9/1/43	1,000,000	1,104,870
Menifee Union School District Special Tax, 5.00%, 9/1/48	1,500,000	1,652,250
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,389,612
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/26	755,000	878,201
Menifee Union School District Public Financing Authority Special Tax, 4.00%, 9/1/27	420,000	451,387

Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/28	325,000	373,627
Modesto Irrigation District COP, 6.00%, 4/1/19, Prerefunded at 100% of Par(5)	2,120,000	2,199,118
Moorpark Rev., (Villa del Arroyo Moorpark LLC), 6.50%, 5/15/41	4,000,000	4,403,880
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42	655,000	723,801
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46	825,000	908,259
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,872,880
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	2,530,000	2,872,107
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	1,973,059
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,168,814
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,302,724
Napa Special Tax, 4.00%, 9/1/25	155,000	167,321
Napa Special Tax, 4.00%, 9/1/26	365,000	393,401
Napa Special Tax, 4.00%, 9/1/33	315,000	327,080
Napa Special Tax, 4.00%, 9/1/34	400,000	414,696
Napa Special Tax, 4.00%, 9/1/42	2,270,000	2,326,364
Napa Special Tax, 4.00%, 9/1/47	4,070,000	4,139,109
Norman Y Mineta San Jose International Airport SJC Rev., 5.25%, 3/1/34	2,605,000	2,820,981
Northern California Power Agency Rev., 5.00%, 7/1/31	1,090,000	1,204,733
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/27	4,380,000	4,354,202
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	443,208
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,261,774
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	1,000,000	1,091,570
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,093,900
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	545,480
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,411,070
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	2,015,300
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,155,094
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	1,003,790
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	4,000,000	4,444,440
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	10,985,600
Orange County Community Facilities District Special Tax, 5.00%, 8/15/47	2,550,000	2,850,007
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	2,095,000	2,339,047
Oxnard Financing Authority Rev., 5.00%, 6/1/34 (AGM)	2,750,000	3,062,317
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	400,000	449,472
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/24 (BAM)	475,000	553,119
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/25 (BAM)	850,000	1,002,618
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/26 (BAM)	600,000	714,570
Palm Springs Financing Authority Rev., 5.00%, 6/1/35	4,000,000	4,382,440
Palomar Health Rev., 5.00%, 11/1/27	2,005,000	2,258,131
Palomar Health Rev., 5.00%, 11/1/30	3,000,000	3,348,390
Palomar Health Rev., 5.00%, 11/1/31	2,125,000	2,366,846
Palomar Health Rev., 5.00%, 11/1/36	8,465,000	9,228,120
Palomar Health Rev., 4.00%, 11/1/39	8,875,000	8,799,030
Palomar Health Rev., 5.00%, 11/1/39	8,250,000	8,931,862
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	10,842,600
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/26	1,090,000	1,241,259
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/27	1,000,000	1,148,150
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/30	1,325,000	1,504,233
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,741,647

Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	5,207,187
Pleasant Valley School District/Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	5,952,900
Poway Unified School District Special Tax, 3.375%, 9/1/42	2,475,000	2,279,673
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	995,000	1,092,361
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	995,000	1,090,361
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,250,000	1,368,125
Rancho Cordova Special Tax, 4.00%, 9/1/22	400,000	427,488
Rancho Cordova Special Tax, 4.00%, 9/1/23	650,000	700,921
Rancho Cordova Special Tax, 4.00%, 9/1/24	500,000	541,575
Rancho Cordova Special Tax, 4.00%, 9/1/26	1,000,000	1,077,050
Rancho Cordova Special Tax, 4.00%, 9/1/27	425,000	452,617
Rancho Cordova Special Tax, 4.00%, 9/1/29	1,280,000	1,344,141
Rancho Cordova Special Tax, 4.00%, 9/1/31	1,350,000	1,401,826
Rancho Cordova Special Tax, 4.00%, 9/1/37	3,000,000	3,074,010
Rancho Cordova Special Tax, 5.00%, 9/1/40	1,195,000	1,303,136
Rancho Cordova Special Tax, 4.00%, 9/1/45	1,025,000	1,033,631
Rancho Cordova Special Tax, 5.00%, 9/1/45	1,250,000	1,358,962
Redding Electric System Rev., 5.00%, 6/1/21	400,000	437,240
Redding Electric System Rev., 5.00%, 6/1/23	740,000	847,233
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(1)	3,405,000	2,452,724
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/35	2,550,000	2,827,491
Rio Elementary School District Community Facilities District Special Tax, 5.50%, 9/1/39	1,785,000	2,008,161
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	3,500,000	3,763,340
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,376,200
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,110,420
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,680,952
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,496,015
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	3,000,000	3,170,940
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	1,110,000	1,228,426
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	3,028,465
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/45	540,000	595,831
Riverside County Transportation Commission Rev., 5.25%, 6/1/23, Prerefunded at 100% of Par(5)	800,000	932,032
Riverside County Transportation Commission Rev., 5.75%, 6/1/44	500,000	555,950
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	745,260
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	1,182,352
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	1,701,500
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,616,016
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,862,302
Romoland School District Special Tax, 5.00%, 9/1/35	4,685,000	5,168,679
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,185,708
Romoland School District Special Tax, 5.00%, 9/1/41	1,250,000	1,394,800
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,834,542
Roseville Special Tax, 5.00%, 9/1/32(2)	1,265,000	1,373,056
Roseville Special Tax, 5.00%, 9/1/37	1,250,000	1,385,825
Roseville Special Tax, 5.00%, 9/1/38	1,650,000	1,818,333
Roseville Special Tax, 5.00%, 9/1/44	1,650,000	1,766,589
Roseville Special Tax, 5.00%, 9/1/47(2)	6,500,000	6,951,035
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	5,752,050

Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,082,457
Sacramento Special Tax, 5.00%, 9/1/46	2,250,000	2,457,697
Sacramento Special Tax, 5.00%, 9/1/47(2)	1,900,000	2,009,345
Sacramento County Special Tax, 5.00%, 9/1/29	1,000,000	1,144,700
Sacramento County Special Tax, 5.00%, 9/1/30	1,170,000	1,332,267
Sacramento County Special Tax, 5.00%, 9/1/31	1,355,000	1,537,126
Sacramento County Special Tax, 5.00%, 9/1/32	665,000	750,433
Sacramento County Special Tax, 5.00%, 9/1/35	2,335,000	2,625,100
Sacramento County Special Tax, 5.00%, 9/1/40	2,325,000	2,558,709
Sacramento County Special Tax, 5.00%, 9/1/40	3,000,000	3,350,040
Sacramento County Special Tax, 5.00%, 9/1/45	4,645,000	5,129,381
Sacramento County Special Tax, 5.00%, 9/1/46	3,385,000	3,689,921
Sacramento County Airport System Rev., 6.00%, 7/1/35	4,000,000	4,014,360
Sacramento Transportation Authority Rev., 5.00%, 10/1/24	1,055,000	1,187,350
San Bernardino County Special Tax, 5.00%, 9/1/33	3,000,000	3,301,410
San Bernardino County Special Tax, 4.00%, 9/1/42	700,000	707,525
San Bernardino County Special Tax, 4.00%, 9/1/48	1,000,000	1,006,100
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/21 (AGM)	3,900,000	4,299,633
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/23 (AGM)	2,425,000	2,781,184
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	11,100,000	12,469,740
San Clemente Special Tax, 5.00%, 9/1/46	7,635,000	8,315,737
San Diego Special Tax, 5.00%, 9/1/37	980,000	1,077,040
San Diego Association of Governments South Bay Expressway Rev., 5.00%, 7/1/31	2,000,000	2,378,640
San Diego Association of Governments South Bay Expressway Rev., 5.00%, 7/1/33	1,550,000	1,829,744
San Diego Association of Governments South Bay Expressway Rev., 5.00%, 7/1/37	2,000,000	2,336,440
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	976,583
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	609,011
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	826,863
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,263,634
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,253,775
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/24	300,000	341,670
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/25	955,000	1,085,186
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26	500,000	566,870
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	1,500,000	1,677,810
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/30	2,000,000	2,233,980
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	390,000	430,283
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	545,000	615,899
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	650,000	751,816
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	700,000	823,529
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	849,428
San Francisco City & County Redevelopment Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(1)	5,500,000	1,389,850
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/33	780,000	889,200
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/18	515,000	517,060
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/20	1,000,000	1,065,010
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	299,857
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/28	1,080,000	1,234,094
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/29	1,165,000	1,323,941
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	502,380
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	1,280,000	1,443,712

San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	376,557
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,577,800
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(1)	3,090,000	2,519,493
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(1)	165,000	111,580
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(1)	16,000,000	9,902,720
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(1)	290,000	170,952
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(1)	1,335,000	649,785
San Mateo Special Tax, 6.00%, 9/1/42	500,000	558,665
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,455,492
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,250,000	1,366,112
Santaluz Community Facilities District No. 2 Special Tax, 5.10%, 9/1/21, Prerefunded at 103% of Par(5)	465,000	504,823
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,475,000	1,657,620
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,357,858
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,364,433
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	32,000,000	11,795,840
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	11,465,000	3,163,193
Southern California Public Power Authority Rev., 5.25%, 11/1/19 (GA: Goldman Sachs & Co.)	2,445,000	2,552,678
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs & Co.)	3,755,000	4,516,026
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(1)	1,800,000	1,393,758
State of California GO, 5.00%, 11/1/19	5,000,000	5,241,450
State of California GO, 5.00%, 10/1/24	14,590,000	17,168,491
State of California GO, 5.25%, 2/1/30	5,000,000	5,572,250
State of California GO, VRN, 2.06%, 6/7/18, resets weekly off the MUNIPSA plus 1.00%	800,000	803,072
State of California GO, VRN, 2.21%, 6/7/18, resets weekly off the MUNIPSA plus 1.15%	960,000	971,434
Stockton Public Financing Authority Rev., 5.00%, 9/1/28 (BAM)	2,215,000	2,541,380
Stockton Public Financing Authority Rev., 5.00%, 9/1/29 (BAM)	1,750,000	1,999,147
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	1,750,000	2,073,295
Stockton Unified School District GO, 5.00%, 8/1/31	4,620,000	5,340,166
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,410,000	1,551,578
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	1,998,433
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,516,575
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/22 (NATL)(1)	2,690,000	2,456,051
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/23 (NATL)(1)	2,220,000	1,967,941
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	4,000,000	4,351,320
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.50%, 6/1/45	2,000,000	2,002,680
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	20,000,000	2,164,400
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	25,000,000	4,178,250
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	2,250,000	2,255,670
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	14,120,000	14,151,064
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(1)	25,000,000	3,323,750
Tracy Community Facilities District No. 2006-01 Special Tax, 5.75%, 9/1/36	3,105,000	3,106,925
Tracy Public Financing Authority Special Tax, 4.00%, 9/2/18	1,900,000	1,910,792
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/19	2,285,000	2,372,515
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/20	2,100,000	2,232,300

Tulare Sewer Rev., 5.00%, 11/15/22 (AGM)	500,000	563,290
Tulare Sewer Rev., 5.00%, 11/15/24 (AGM)	500,000	583,720
Tulare Sewer Rev., 5.00%, 11/15/25 (AGM)	400,000	473,528
Tustin Community Facilities District Special Tax, 5.00%, 9/1/37	3,330,000	3,644,685
Tustin Community Facilities District Special Tax, 5.00%, 9/1/40	1,100,000	1,213,564
Tustin Community Facilities District Special Tax, 5.00%, 9/1/45	2,200,000	2,419,714
University of California Rev., VRDN, 0.82%, 6/7/18, resets weekly off the remarketing agent	700,000	700,000
Upland COP, 4.00%, 1/1/42	3,000,000	3,040,500
Upland COP, 5.00%, 1/1/47	2,500,000	2,777,000
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,901,952
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	450,920
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	1,005,020
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	763,658
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,027,530
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,825,045
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,485,702
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,575,670
Woodland Special Tax, 4.00%, 9/1/41	2,750,000	2,788,472
Woodland Special Tax, 4.00%, 9/1/45	2,760,000	2,792,761
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL)(1)	1,500,000	1,244,430
		1,128,131,487
Guam — 1.1%
Guam Government Rev., 5.125%, 1/1/42	1,000,000	1,038,110
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	903,176
Guam Government Power Authority Rev., 5.00%, 10/1/36	1,940,000	2,104,279
Guam Government Power Authority Rev., 5.00%, 10/1/37	1,575,000	1,707,095
Guam Government Waterworks Authority Rev., 5.00%, 7/1/40	3,115,000	3,337,754
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,181,800
		12,272,214
U.S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority Rev., 5.00%, 9/1/33(2)	2,500,000	2,643,250
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $1,100,766,588)		1,143,046,951
OTHER ASSETS AND LIABILITIES — 0.9%		10,585,483
TOTAL NET ASSETS — 100.0%		$1,153,632,434

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	262	September 2018	$26,200,000	$33,626,063	$132,879

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $131,964,366, which represented 11.4% of total net assets. Of these securities, 0.2% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)	Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
May 31, 2018

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.8%
California — 99.4%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	1,000,000	1,147,360
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,145,760
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/18	500,000	501,355
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.25%, 8/1/19, Prerefunded at 100% of Par(1)	1,200,000	1,265,892
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/30	3,500,000	3,916,045
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,615,445
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,635,000	3,151,592
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,651,776
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	495,000	582,254
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/20	3,010,000	3,231,145
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,111,830
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	2,000,000	2,296,140
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	4,000,000	4,478,920
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	500,000	559,865
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/32 (NATL)(2)	1,000,000	596,460
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(2)	12,750,000	6,607,815
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,888,150
Anaheim Public Financing Authority Rev., 5.25%, 4/1/19, Prerefunded at 100% of Par(1)	2,500,000	2,579,050
Anaheim Public Financing Authority Rev., 5.375%, 4/1/21, Prerefunded at 100% of Par(1)	1,000,000	1,102,670
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	1,200,000	1,362,276
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	2,275,000	2,582,648
Anaheim Public Financing Authority Rev., 5.00%, 5/1/25	1,000,000	1,162,140
Anaheim Public Financing Authority Rev., 5.00%, 5/1/28	1,100,000	1,261,865
Anaheim Public Financing Authority Rev., 5.00%, 5/1/29	1,250,000	1,430,975
Anaheim Public Financing Authority Rev., 5.00%, 5/1/34	1,360,000	1,540,853
Anaheim Public Financing Authority Rev., 5.00%, 5/1/39	1,550,000	1,744,354
Anaheim Public Financing Authority Rev., 5.00%, 5/1/46	4,200,000	4,702,278
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	578,116
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	864,528
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	492,285
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	823,067
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	1,037,788
Bay Area Toll Authority Rev., 5.00%, 4/1/23, Prerefunded at 100% of Par(1)	8,265,000	9,498,303
Bay Area Toll Authority Rev., 5.00%, 4/1/24	1,500,000	1,676,610
Bay Area Toll Authority Rev., 5.00%, 4/1/25	3,500,000	3,905,230
Bay Area Toll Authority Rev., 5.00%, 4/1/28	7,185,000	7,980,308
Bay Area Toll Authority Rev., 5.00%, 4/1/28	5,000,000	6,200,850
Bay Area Toll Authority Rev., 4.00%, 4/1/30	10,000,000	10,932,200
Bay Area Toll Authority Rev., 5.00%, 10/1/54	5,000,000	5,553,750
Bay Area Toll Authority Rev., VRDN, 1.80%, 6/7/18, resets weekly off the MUNIPSA plus 0.70%	1,550,000	1,556,463
Bay Area Toll Authority Rev., VRDN, 2.20%, 6/7/18, resets weekly off the MUNIPSA plus 1.10%	3,750,000	3,861,150
Bay Area Toll Authority Rev., VRDN, 2.30%, 6/7/18, resets weekly off the MUNIPSA plus 1.25%	4,000,000	4,214,520

Bay Area Toll Authority Rev., VRDN, 2.10%, 4/1/22, resets off the remarketing agent	12,565,000	12,605,082
Bay Area Toll Authority Rev., VRDN, 2.00%, 4/1/34, resets off the remarketing agent	2,000,000	2,004,960
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 0.00%, 8/1/23(3)	1,500,000	1,379,115
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 0.00%, 8/1/23(3)	1,785,000	1,634,007
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	4,000,000	4,054,120
California Educational Facilities Authority Rev., 5.00%, 10/1/21(1)	365,000	403,022
California Educational Facilities Authority Rev., 5.00%, 10/1/21	385,000	422,487
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/21	750,000	814,065
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,073,257
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	285,000	333,536
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,455,000	1,570,934
California Educational Facilities Authority Rev., (Claremont Mckenna College), 5.00%, 1/1/32	750,000	882,045
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,198,980
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	923,664
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	353,334
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	937,424
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,421,170
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/27	275,000	323,579
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/28	250,000	292,613
California Educational Facilities Authority Rev., (University of Redlands), 3.00%, 10/1/29	360,000	360,990
California Educational Facilities Authority Rev., (University of Redlands), 3.00%, 10/1/30	365,000	363,128
California Educational Facilities Authority Rev., (University of Redlands), 3.125%, 10/1/31	295,000	295,705
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/32	600,000	692,616
California Educational Facilities Authority Rev., (University of Redlands), 3.25%, 10/1/33	355,000	355,721
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/18, Prerefunded at 100% of Par(1)	2,950,000	2,985,105
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25	1,875,000	2,256,450
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,690,485
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/39	2,415,000	2,484,600
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/18	1,000,000	1,007,040
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/22	3,000,000	3,389,310
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/23	2,150,000	2,481,293
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/24	1,450,000	1,701,343
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/26	3,000,000	3,571,800
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/27	6,000,000	7,134,540
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/31	2,700,000	3,192,237
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/32	400,000	472,028
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.25%, 11/1/29 (GA: Children's Healthcare of California)	5,000,000	5,330,400
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 5.00%, 7/1/18(1)	3,000,000	3,008,520
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 6.00%, 7/1/19, Prerefunded at 100% of Par(1)	3,400,000	3,564,764
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/22	500,000	554,140
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,384,716
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	586,255
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	6,513,629
California Health Facilities Financing Authority Rev., (Northern California Retired Officers Community), 5.70%, 12/1/18, Prerefunded at 100% of Par (Ambac California Mortgage Insurance)(1)	1,455,000	1,485,904
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.25%, 10/1/18, Prerefunded at 100% of Par(1)	3,250,000	3,301,252

California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	1,000,000	1,016,420
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	2,085,000	2,119,236
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.50%, 7/1/29	1,500,000	1,565,205
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,070,000	1,195,650
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.75%, 7/1/39	2,000,000	2,087,640
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRDN, 5.00%, 10/18/22, resets off the remarketing agent	2,200,000	2,470,028
California Health Facilities Financing Authority Rev., (Providence State Joseph Health Obligated Group), VRDN, 2.00%, 10/1/25, resets off the remarketing agent	3,500,000	3,392,620
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/20, Prerefunded at 100% of Par(1)	2,000,000	2,162,040
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/22	1,000,000	1,133,880
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	2,987,875
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/18	1,305,000	1,314,161
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 6.00%, 8/15/20, Prerefunded at 100% of Par(1)	2,500,000	2,734,775
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/22	1,650,000	1,816,534
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 8/15/22	3,335,000	3,362,180
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	2,250,000	2,546,077
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/24	2,885,000	3,390,798
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,814,430
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/29	2,000,000	2,333,380
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/30	1,750,000	2,036,545
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/31	1,500,000	1,742,295
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,377,620
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,157,874
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,378,110
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,140,920
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,558,567
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	938,880
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,457,775
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,165,410
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	929,720
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 2.06%, 6/7/18, resets weekly off the MUNIPSA plus 1.00%	5,310,000	5,329,966
California Infrastructure & Economic Development Bank Rev., (J Paul Getty Trust), VRDN, 1.54%, 6/1/18, resets monthly off 70% of the 1-month LIBOR plus 0.20%	7,500,000	7,478,325
California Infrastructure & Economic Development Bank Rev., (J. Paul Getty Trust), VRDN, 2.02%, 6/1/18, resets quarterly off 70% of the 3-month LIBOR plus 0.37%	3,000,000	3,005,070
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 2.02%, 6/7/18, resets monthly off 70% of the 1-month LIBOR plus 0.65%	5,000,000	5,013,900
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.55%, 6/1/18, resets daily off the remarketing agent (LOC: Union Bank N.A.)	9,900,000	9,900,000
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 1.75%, 6/1/22, resets off the remarketing agent	3,000,000	2,876,310
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	4,059,615
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/27 (GA: Walt & Lilly Disney Foundation)	1,000,000	1,173,990
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/31 (GA: Walt & Lilly Disney Foundation)	570,000	659,279

California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(1)	665,000	775,636
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,323,172
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	536,990
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/18	250,000	252,053
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/23	815,000	927,731
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/27	500,000	592,865
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/28	1,040,000	1,226,597
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/39	750,000	860,025
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(4)	1,000,000	1,083,400
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,159,310
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,095,290
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	579,966
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	1,925,000	2,201,930
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	545,000	619,480
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	832,579
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	1,075,000	1,245,828
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,129,520
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,153,120
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	1,000,000	1,148,180
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,459,725
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,564,073
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	5,000,000	5,516,750
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/47	1,000,000	1,100,960
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/19(1)	605,000	627,228
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.25%, 7/1/20, Prerefunded at 100% of Par(1)	1,760,000	1,886,456
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,316,658
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	1,600,000	1,844,048
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,411,682
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,145,010
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,142,470
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,525,197
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,694,775
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/22, Prerefunded at 100% of Par(1)	2,250,000	2,558,025
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/22, Prerefunded at 100% of Par(1)	3,000,000	3,436,560
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,570,792
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,712,715
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,194,242
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,144,750
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,215,399
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	820,404
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,136,810

California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/20	1,000,000	1,010,670
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/21	1,680,000	1,697,371
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,050,690
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,664,355
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	333,177
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,103,630
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(1)	1,000,000	1,089,760
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	815,521
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,173,750
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,183,410
California Municipal Finance Authority Rev., VRDN, 1.41%, 6/7/18, resets weekly off the MUNIPSA plus 0.35%	3,500,000	3,503,465
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	554,335
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,088,990
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/19(4)	1,025,000	1,038,581
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/20(4)	1,115,000	1,135,494
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	7,000,000	7,615,720
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(4)	1,250,000	1,348,050
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(4)	500,000	535,270
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(4)	380,000	394,995
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(4)	670,000	701,899
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(4)	635,000	663,556
California State Public Works Board Rev., 6.00%, 4/1/19, Prerefunded at 100% of Par(1)	2,130,000	2,210,407
California State Public Works Board Rev., 6.25%, 4/1/19, Prerefunded at 100% of Par(1)	2,435,000	2,531,889
California State Public Works Board Rev., 5.75%, 10/1/19, Prerefunded at 100% of Par(1)	2,000,000	2,111,600
California State Public Works Board Rev., 6.375%, 11/1/19, Prerefunded at 100% of Par(1)	2,500,000	2,669,525
California State Public Works Board Rev., 5.00%, 4/1/21	3,000,000	3,268,380
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(1)	1,000,000	1,132,720
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,239,420
California State Public Works Board Rev., 5.00%, 9/1/23, Prerefunded at 100% of Par(1)	1,865,000	2,164,221
California State Public Works Board Rev., 5.00%, 11/1/23	1,500,000	1,734,555
California State Public Works Board Rev., 5.00%, 4/1/25	1,800,000	2,003,472
California State Public Works Board Rev., 5.00%, 9/1/25	5,000,000	5,843,950
California State Public Works Board Rev., 5.25%, 12/1/26	3,000,000	3,331,530
California State Public Works Board Rev., 5.00%, 5/1/27	5,000,000	5,857,650
California State Public Works Board Rev., 5.75%, 11/1/29	1,685,000	1,779,781
California State University Rev., 5.00%, 11/1/18	1,800,000	1,825,884
California State University Rev., 5.00%, 11/1/19	1,000,000	1,047,430
California State University Rev., 5.00%, 11/1/20	1,250,000	1,350,000
California State University Rev., 5.00%, 11/1/21	1,000,000	1,108,460
California State University Rev., 5.00%, 11/1/24	5,000,000	5,507,400
California State University Rev., 5.00%, 11/1/28	2,000,000	2,425,500
California State University Rev., 5.00%, 11/1/29	1,000,000	1,208,290
California State University Rev., 5.00%, 11/1/30	3,000,000	3,614,160
California State University Rev., 5.00%, 11/1/31	2,900,000	3,485,974
California State University Rev., 5.00%, 11/1/32	1,750,000	2,032,275
California State University Rev., VRDN, 4.00%, 11/1/23, resets off the remarketing agent	4,000,000	4,368,280
California Statewide Communities Development Authority Rev., 5.20%, 7/2/18, Prerefunded at 100% of Par (AGM)(1)	155,000	155,432
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/23	1,190,000	1,342,070

California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/24	800,000	917,384
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/25	750,000	872,205
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/26	1,000,000	1,175,710
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/27	1,590,000	1,857,184
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	715,000	807,836
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/21	1,225,000	1,324,531
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,205,000
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,122,080
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,134,980
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	2,208,976
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,358,279
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,433,200
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,218,409
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	1,200,000	1,345,128
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/21	1,000,000	1,089,340
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	475,000	528,324
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	300,000	333,678
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	600,000	679,632
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	300,000	339,816
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24	750,000	860,520
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	800,000	915,944
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	347,721
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	379,928
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/27	1,880,000	2,138,801
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	500,000	558,680
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/18	515,000	521,937
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,000,000	1,071,380
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	238,898
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	316,577
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/26	320,000	371,101
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/27	240,000	281,434
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/28	240,000	279,391
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	167,577
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	144,043
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	193,251
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 3.50%, 11/1/21 (California Mortgage Insurance)	3,000,000	3,062,580
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/19, Prerefunded at 100% of Par(1)	2,225,000	2,306,746

California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	8,400,000	9,170,868
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/21(4)	5,335,000	5,445,755
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(4)	3,000,000	3,083,010
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(4)	5,000,000	5,592,800
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(4)	3,500,000	3,784,620
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,178,006
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/30	500,000	590,185
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/32	675,000	792,389
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/33	450,000	526,199
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/34	625,000	728,544
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/35	725,000	842,472
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/36	700,000	811,517
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/37	500,000	578,295
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/38	500,000	577,395
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/21	300,000	323,676
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/22	225,000	247,140
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/23	400,000	446,172
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,142,370
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	682,116
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	982,943
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/46	1,500,000	1,658,925
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 2.625%, 12/1/23, resets off the remarketing agent	4,750,000	4,804,672
California Statewide Communities Development Authority Rev., (St. Joseph Health System), 5.125%, 7/1/18, Prerefunded at 100% of Par (NATL)(1)	2,000,000	2,005,880
California Statewide Communities Development Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/41	2,070,000	2,277,683
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/25 (California Mortgage Insurance)	2,500,000	2,538,475
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,784,732
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,516,695
California Statewide Communities Development Authority Special Tax, 4.25%, 9/1/21	1,130,000	1,194,421
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/27	875,000	974,864
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,225,000	2,466,079
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/19 (AGM)	800,000	835,176
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/20 (AGM)	785,000	841,002
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,351,519
Chabot-Las Positas Community College District GO, 4.00%, 8/1/19	3,500,000	3,602,095
Chaffey Joint Union High School District GO, 5.00%, 8/1/30	3,125,000	3,554,281
Chaffey Joint Union High School District GO, 5.00%, 8/1/32	1,220,000	1,383,138
Chula Vista Elementary School District COP, 5.00%, 9/1/25 (AGM)	1,290,000	1,525,799
City & County of San Francisco COP, 5.00%, 10/1/19	2,930,000	3,062,788
City & County of San Francisco COP, 5.00%, 4/1/26	5,000,000	5,916,250
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,156,398
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(2)	5,935,000	5,114,724
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/19	1,300,000	1,348,971
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/20	915,000	975,884
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/21	500,000	546,640

Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/22	350,000	391,391
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	685,260
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,212,670
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,507,050
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,203,020
Del Mar Race Track Authority Rev., 4.00%, 10/1/19	1,275,000	1,301,749
Del Mar Race Track Authority Rev., 4.00%, 10/1/20	1,330,000	1,378,718
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	721,703
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,574,134
Eastern Municipal Water District COP, 5.00%, 7/1/18, Prerefunded at 100% of Par(1)	1,000,000	1,002,840
Fontana Special Tax, 4.00%, 9/1/18	740,000	743,996
Fontana Special Tax, 4.00%, 9/1/19	390,000	399,411
Fontana Special Tax, 5.00%, 9/1/20	545,000	578,795
Fontana Special Tax, 5.00%, 9/1/22	520,000	573,976
Fontana Special Tax, 5.00%, 9/1/24	575,000	652,947
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/31	2,345,000	2,812,593
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,195,000	1,428,909
Foothill-Eastern Transportation Corridor Agency Rev., 6.25%, 1/15/33	3,000,000	3,517,110
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	586,675
Foothill-Eastern Transportation Corridor Agency Rev., 5.75%, 1/15/46	1,000,000	1,140,520
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	6,250,000	7,285,625
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(3)	2,300,000	2,071,771
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(2)	750,000	409,148
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(2)	6,070,000	2,117,459
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.00%, 1/15/20, resets off the remarketing agent	5,000,000	5,155,900
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23, resets off the remarketing agent	3,750,000	4,210,537
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,553,175
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,932,513
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,651,300
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,173,490
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,578,460
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	562,280
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	574,035
Golden Empire Schools Financing Authority Rev., (Kern High School District), 5.00%, 5/1/21	3,000,000	3,276,150
Golden State Tobacco Securitization Corp. Rev., 4.00%, 6/1/18	2,885,000	2,885,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/19	1,000,000	1,032,610
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/19	3,450,000	3,562,504
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,061,520
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,058,490
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	1,000,000	1,093,710
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,070,000	2,279,505
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	3,000,000	3,349,890
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,435,000	2,752,987
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	10,000,000	11,415,400
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,150,380
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/28	10,000,000	11,514,900
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	6,650,000	7,458,773
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	4,000,000	4,578,880
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,000,000	1,119,620

Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	2,520,000	2,532,600
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	5,145,000	5,145,154
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	940,000	944,700
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(2)	3,000,000	2,497,380
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/27	750,000	868,883
Hayward Area Recreation and Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(1)	2,750,000	3,213,842
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,466,926
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/22 (BAM)	350,000	389,141
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,135,560
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,754,160
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	571,350
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,861,170
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,919,720
Irvine Special Assessment, 4.00%, 9/2/18	1,250,000	1,257,600
Irvine Special Assessment, 4.00%, 9/2/19	2,000,000	2,057,360
Irvine Special Assessment, 4.00%, 9/2/19	1,375,000	1,414,435
Irvine Special Assessment, 5.00%, 9/2/26	1,500,000	1,797,540
Irvine Special Tax, 4.00%, 9/1/26	385,000	415,377
Irvine Special Tax, 4.00%, 9/1/28	1,275,000	1,356,893
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,082,230
Irvine Special Tax, 5.00%, 9/1/49	1,000,000	1,073,540
Irvine Unified School District Special Tax, 5.00%, 9/1/18, Prerefunded at 100% of Par(1)	450,000	453,915
Irvine Unified School District Special Tax, 5.00%, 9/1/21	1,500,000	1,633,620
Irvine Unified School District Special Tax, 5.00%, 9/1/23	1,135,000	1,275,922
Irvine Unified School District Special Tax, 5.00%, 9/1/25	1,330,000	1,530,883
Irvine Unified School District Special Tax, 5.00%, 9/1/26	640,000	743,469
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,575,165
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	713,163
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	787,018
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,151,100
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/19	1,150,000	1,197,702
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/20	1,045,000	1,118,119
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	4,265,000	4,890,761
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/20	640,000	677,747
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/21	315,000	341,252
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22	225,000	248,600
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	635,000	675,596
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	505,052
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	707,640
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,545,000	1,866,005
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	695,000	889,871
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	721,968
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,550,057
Long Beach Marina System Rev., 5.00%, 5/15/25	500,000	567,305
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	912,024
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	682,398
Long Beach Marina System Rev., 5.00%, 5/15/40	3,750,000	4,140,375
Los Alamitos Unified School District COP, Capital Appreciation, 0.00%, 8/1/24(3)	3,200,000	2,941,856
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,569,281

Los Angeles County COP, 5.00%, 3/1/21	1,195,000	1,300,841
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,116,800
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/20	3,000,000	3,211,140
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/21	2,470,000	2,714,728
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/31	1,000,000	1,002,840
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation, Capital Appreciation, 0.00%, 12/1/19 (AGM)(2)	1,500,000	1,456,125
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,305,862
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,202,767
Los Angeles Department of Airports Rev., 5.00%, 5/15/24	3,040,000	3,236,141
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,755,495
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,490,880
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,588,275
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,466,300
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,760,850
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	2,000,000	2,117,960
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	3,000,000	3,184,050
Los Angeles Department of Water Rev., 5.00%, 7/1/23	3,345,000	3,865,415
Los Angeles Department of Water Rev., 5.00%, 7/1/24	1,500,000	1,687,140
Los Angeles Department of Water Rev., 5.00%, 7/1/24	4,350,000	5,117,470
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,713,264
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	4,902,621
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,615,960
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,512,086
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	7,410,267
Los Angeles Department of Water & Power Power System Rev., 5.00%, 7/1/18	780,000	782,207
Los Angeles Department of Water & Power Power System Rev., 5.00%, 7/1/26	1,000,000	1,123,500
Los Angeles Department of Water & Power Power System Rev., 5.00%, 7/1/26	1,300,000	1,503,268
Los Angeles Department of Water & Power Power System Rev., 5.00%, 7/1/27	6,470,000	7,466,380
Los Angeles Department of Water & Power Power System Rev., 5.25%, 7/1/32	3,535,000	3,545,570
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,894,565
Los Angeles Unified School District GO, 5.00%, 7/1/21	1,120,000	1,233,803
Los Angeles Unified School District GO, 5.00%, 7/1/21	3,000,000	3,304,830
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,140,000	5,626,604
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,000,000	5,901,000
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	3,040,025
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	4,162,194
Los Angeles Unified School District GO, 5.25%, 7/1/26	4,000,000	4,284,000
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,225,413
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,338,657
Los Angeles Wastewater System Rev., 5.75%, 6/1/19, Prerefunded at 100% of Par(1)	1,325,000	1,381,299
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	5,880,000	8,386,232
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,000,000	1,426,230
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,180,000	1,676,568
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,425,000	2,024,668
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(2)	5,905,000	4,248,588
Menlo Park Community Development Agency Successor Agency Tax Allocation, 4.00%, 10/1/18	885,000	892,036
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/19	420,000	438,245
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/20	325,000	349,573
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,775,701

Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,410,832
Modesto Irrigation District COP, 5.75%, 4/1/19, Prerefunded at 100% of Par(1)	1,580,000	1,635,079
Modesto Irrigation District COP, 5.75%, 10/1/34	920,000	948,980
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/21	750,000	830,820
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/22	1,000,000	1,134,110
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/23	750,000	869,790
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/24	750,000	884,685
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/25	3,000,000	3,319,380
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	899,055
Murrieta Financing Authority Special Tax, 5.00%, 9/1/21	1,200,000	1,306,896
Napa Valley, Capital Appreciation, 0.00%, 8/1/22(3)(5)	5,745,000	5,607,465
Napa Valley, Capital Appreciation, 0.00%, 8/1/33(3)(5)	2,850,000	2,727,307
Napa Valley, Capital Appreciation, 0.00%, 8/1/34(3)(5)	1,500,000	1,425,255
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,044,432
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)	880,000	894,907
Newport Beach Rev., (Hoag Memorial Hospital/Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(1)	2,000,000	2,291,800
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,481,273
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,713,150
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,990,607
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,136,920
North Lake Tahoe Public Financing Authority Rev., 4.00%, 12/1/19	1,000,000	1,035,840
Northern California Power Agency Rev., 5.00%, 8/1/19	2,000,000	2,081,220
Northern California Power Agency Rev., 5.00%, 8/1/20	1,515,000	1,593,568
Northern California Power Agency Rev., 5.00%, 8/1/21	2,050,000	2,155,267
Northern California Power Agency Rev., 5.25%, 8/1/22	4,250,000	4,486,980
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	1,952,265
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,227,020
Northern California Transmission Agency Rev., 5.00%, 5/1/21	800,000	874,832
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,178,360
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,172,880
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,169,905
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,486,988
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,389,516
Oakland State Building Authority Rev., 5.00%, 12/1/22	3,825,000	4,308,595
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/20	1,670,000	1,788,837
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(1)	1,870,000	2,148,237
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/22	750,000	807,720
Oakland Unified School District/Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(1)	3,150,000	3,625,776
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/23	1,400,000	1,612,996
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25	650,000	775,132
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25	2,500,000	2,981,275
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/31	2,755,000	3,303,107
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/20	295,000	305,561
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/21	285,000	298,951
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	316,137
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	63,395
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	335,755
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	347,311
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	363,627

Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	241,415
Orange County Special Assessment, 3.00%, 9/2/25	285,000	299,404
Orange County Special Assessment, 5.00%, 9/2/26	600,000	718,518
Orange County Special Assessment, 5.00%, 9/2/28	600,000	736,020
Orange County Special Assessment, 5.00%, 9/2/30	875,000	1,061,891
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,140,085
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,262,300
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,502,606
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	2,885,081
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	1,000,000	1,102,680
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,288,580
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,209,183
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,711,935
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,801,450
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,116,490
Oxnard School District GO, VRN, 3.00%, 8/1/20 (AGM)(3)	3,500,000	3,731,840
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	414,029
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,520,058
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,418,786
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,412,401
Palomar Health COP, 6.75%, 11/1/19, Prerefunded at 100% of Par(1)	500,000	535,780
Palomar Health COP, 5.25%, 11/1/20, Prerefunded at 100% of Par(1)	620,000	654,243
Palomar Health COP, 6.00%, 11/1/20, Prerefunded at 100% of Par(1)	1,870,000	2,063,134
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/20	535,000	564,131
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/22	770,000	838,438
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	730,711
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	537,581
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	818,287
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,473,920
Palomar Health GO, Capital Appreciation, 0.00%, 8/1/18 (NATL)(2)	3,615,000	3,604,914
Palomar Health GO, Capital Appreciation, 0.00%, 8/1/19 (AGC)(3)	3,330,000	4,136,626
Palomar Health Rev., 5.00%, 11/1/21	3,625,000	3,886,109
Palomar Health Rev., 5.00%, 11/1/24	2,375,000	2,647,056
Palomar Health Rev., 5.00%, 11/1/27	4,100,000	4,617,625
Palomar Health Rev., 5.00%, 11/1/29	4,585,000	5,128,139
Palomar Health Rev., 5.00%, 11/1/39	4,080,000	4,417,212
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(2)	2,600,000	1,611,662
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,413,275
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,489,810
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,256,500
Pomona Unified School District GO, 6.15%, 8/1/30 (NATL)	855,000	990,885
Porterville Public Financing Authority Rev., 5.625%, 10/1/36	4,000,000	4,459,960
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(2)	4,890,000	2,021,966
Poway Unified School District Rev., 7.875%, 9/15/19, Prerefunded at 100% of Par(1)	1,010,000	1,089,709
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,655,000	1,945,204
Rancho Santa Fe Community Services District Special Tax, 5.125%, 9/1/21, Prerefunded at 100% of Par(1)	790,000	873,384
Rancho Santa Fe Community Services District Special Tax, 5.25%, 9/1/21, Prerefunded at 100% of Par(1)	1,300,000	1,442,311
Rancho Santa Fe Community Services District Special Tax, 5.375%, 9/1/21, Prerefunded at 100% of Par(1)	1,410,000	1,569,880
Redding Electric System Rev., 5.00%, 6/1/28	1,000,000	1,208,260

Redding Electric System Rev., 5.00%, 6/1/29	1,250,000	1,504,712
Redding Electric System Rev., 5.00%, 6/1/30	1,250,000	1,501,362
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,515,008
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,323,900
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	807,086
Riverside County Redevelopment Successor Agency Tax Allocation, 6.50%, 10/1/20, Prerefunded at 100% of Par(1)	1,560,000	1,731,834
Riverside County Transportation Commission Rev., 5.25%, 6/1/23, Prerefunded at 100% of Par(1)	1,335,000	1,555,328
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(2)	1,000,000	683,160
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(2)	1,000,000	623,390
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(2)	1,555,000	926,002
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,930,702
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	4,007,512
Riverside Water Rev., VRDN, 1.69%, 6/7/18, resets weekly off the MUNIPSA plus 0.63%	7,270,000	7,270,000
Romoland School District Special Tax, 4.00%, 9/1/21	1,035,000	1,092,618
Romoland School District Special Tax, 5.00%, 9/1/22	1,140,000	1,261,729
Roseville Special Tax, 5.00%, 9/1/25	750,000	862,200
Roseville Special Tax, 5.00%, 9/1/26	1,075,000	1,247,086
Roseville Special Tax, 5.00%, 9/1/28	1,025,000	1,180,410
Roseville Special Tax, 5.00%, 9/1/30	1,390,000	1,583,961
Roseville Special Tax, 5.00%, 9/1/31	1,000,000	1,130,160
Roseville Special Tax, 5.00%, 9/1/32	1,250,000	1,407,412
Roseville Special Tax, 5.00%, 9/1/34	1,050,000	1,173,396
Roseville Water Utility Rev., COP, 5.00%, 12/1/26	1,690,000	1,978,280
Roseville Water Utility Rev., COP, 5.00%, 12/1/27	2,250,000	2,623,770
Sacramento City Financing Authority Rev., 5.40%, 11/1/20 (Ambac)	1,355,000	1,419,661
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,070,590
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,065,720
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,065,300
Sacramento County Airport System Rev., 5.625%, 7/1/29	1,000,000	1,003,310
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,726,921
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,187,120
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,183,270
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	1,000,000	1,118,770
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 1.87%, 6/1/18, resets quarterly off the 3-month LIBOR plus 0.53% (NATL)	4,000,000	3,894,720
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	3,000,000	3,418,380
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,693,170
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,183,610
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,639,550
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,501,644
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/18	2,000,000	2,023,220
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,531,733
Salinas Union High School District GO, 0.00%, 8/1/20(2)	5,000,000	4,781,300
San Bernardino Community College District GO, 5.50%, 8/1/18, Prerefunded at 100% of Par(1)	300,000	301,965
San Bernardino Community College District GO, 6.25%, 8/1/18, Prerefunded at 100% of Par(1)	8,000,000	8,061,840
San Bernardino Community College District GO, Capital Appreciation, 0.00%, 8/1/19(3)	17,240,000	20,136,320
San Bernardino County Rev., (WLP Mountain View Apartments LLC), VRDN, 0.82%, 6/7/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	3,300,000	3,300,000
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 3.00%, 12/1/18 (AGM)	1,725,000	1,738,127
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/19 (AGM)	2,665,000	2,760,514

San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/20 (AGM)	2,915,000	3,139,805
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,600,991
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,684,104
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,498,201
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,333,500
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,300,000	4,830,620
San Diego Association of Governments South Bay Expressway Rev., 5.00%, 7/1/29	800,000	958,600
San Diego Association of Governments South Bay Expressway Rev., 5.00%, 7/1/34	2,500,000	2,940,200
San Diego Association of Governments South Bay Expressway Rev., 5.00%, 7/1/36	1,500,000	1,753,635
San Diego Community College District GO, 5.00%, 8/1/30	3,000,000	3,445,290
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/18	300,000	304,005
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/19	300,000	313,158
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,705,468
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	275,000	321,629
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	769,838
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/19	1,290,000	1,336,543
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/21	2,000,000	2,130,600
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,184,000
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	1,003,408
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,176,080
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	750,000	795,180
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	821,422
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,169,090
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/43	1,000,000	1,115,920
San Diego County Regional Transportation Commission Rev., 4.00%, 4/1/21	20,000,000	21,303,200
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/21	5,940,000	6,492,064
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/25	5,250,000	6,250,230
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/26	2,390,000	2,818,360
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/27	3,485,000	4,109,617
San Diego Public Facilities Financing Authority Sewer Rev., 5.00%, 5/15/19, Prerefunded at 100% of Par(1)	3,680,000	3,802,066
San Diego Public Facilities Financing Authority Sewer Rev., 5.25%, 5/15/20, Prerefunded at 100% of Par(1)	3,400,000	3,636,946
San Diego Public Facilities Financing Authority Sewer Rev., 5.00%, 5/15/28	10,000,000	12,007,000
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/18, Prerefunded at 100% of Par(1)	1,000,000	1,005,920
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/21	2,000,000	2,206,620
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/24	2,000,000	2,245,860
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,130,090
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,156,640
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	285,000
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	567,610
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	849,428
San Diego Unified School District GO, 5.00%, 7/1/28	5,000,000	5,916,150
San Diego Unified School District GO, 5.00%, 7/1/31	1,500,000	1,812,225
San Diego Unified School District GO, 5.00%, 7/1/32	1,000,000	1,204,540
San Diego Unified School District GO, 5.00%, 7/1/33	2,075,000	2,490,083
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,771,605
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/19	1,500,000	1,546,200
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(1)	980,000	1,071,836
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(1)	1,210,000	1,323,389

San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22	1,000,000	1,119,430
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/23	1,500,000	1,719,945
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/24	1,625,000	1,775,410
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,387,800
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/29	5,060,000	5,494,199
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/40	2,150,000	2,259,800
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/21	5,000,000	5,527,700
San Francisco City & County Redevelopment Agency Tax Allocation, 5.50%, 8/1/18(1)	485,000	488,254
San Francisco City & County Redevelopment Agency Tax Allocation, 6.00%, 8/1/19(1)	510,000	536,546
San Francisco City & County Redevelopment Agency Tax Allocation, 6.00%, 8/1/20(1)	515,000	563,101
San Francisco City & County Redevelopment Agency Tax Allocation, 6.625%, 2/1/21, Prerefunded at 100% of Par(1)	500,000	563,865
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/21	460,000	501,874
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/26	425,000	489,736
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/27	550,000	633,776
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/28	370,000	425,900
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/31	400,000	458,456
San Francisco City & County Redevelopment Agency Successor Agency Rev., (Mercy Terrace LLC), VRDN, 0.82%, 6/7/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	5,900,000	5,900,000
San Francisco Public Utilities Commission Water Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(1)	2,780,000	2,959,616
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,223,547
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	987,258
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	11,000,000	12,143,890
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,090,930
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,096,300
San Jose Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/27	1,000,000	1,226,420
San Jose Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28	1,000,000	1,219,950
San Jose Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29	1,000,000	1,212,590
San Jose Unified School District GO, 5.00%, 8/1/18	2,100,000	2,112,306
San Jose Unified School District GO, 5.00%, 8/1/19	1,000,000	1,040,380
San Mateo Special Tax, 5.875%, 9/1/32	1,375,000	1,535,339
San Mateo Special Tax, 5.50%, 9/1/44	750,000	818,498
San Mateo County Transit District Rev., 5.25%, 6/1/18 (NATL)(1)	2,680,000	2,680,000
San Mateo Joint Powers Financing Authority Rev., 5.00%, 6/15/18	1,000,000	1,001,150
Santa Clara Electric Rev., 5.00%, 7/1/30	1,500,000	1,632,600
Santa Clara Valley Transportation Authority Rev., 5.00%, 4/1/20	4,000,000	4,242,800
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,718,055
Santa Monica Redevelopment Agency Tax Allocation, 5.00%, 7/1/42	1,000,000	1,080,630
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,115,310
Santa Rosa Wastewater Rev., Capital Appreciation, 0.00%, 9/1/24 (Ambac)(2)	9,000,000	7,740,540
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	1,000,000	1,108,510
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,620,226
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,274,768
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,519,152
South Orange County Public Financing Authority Rev., 4.50%, 6/1/18	2,700,000	2,700,000
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/20	1,100,000	1,178,925
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/21	1,500,000	1,650,405
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,375,548
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,327,837
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,193,220
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,396,176

South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,635,792
Southern California Public Power Authority Rev., 5.00%, 7/1/18	1,880,000	1,885,640
Southern California Public Power Authority Rev., 5.00%, 7/1/18	2,000,000	2,006,000
Southern California Public Power Authority Rev., 6.00%, 7/1/18, Prerefunded at 100% of Par(1)	2,000,000	2,007,100
Southern California Public Power Authority Rev., 5.00%, 7/1/20	4,000,000	4,276,440
Southern California Public Power Authority Rev., 5.00%, 7/1/21	2,780,000	3,049,299
Southern California Public Power Authority Rev., 5.00%, 7/1/22	2,875,000	2,883,107
Southern California Public Power Authority Rev., VRDN, 1.31%, 6/7/18, resets weekly off the MUNIPSA plus 0.25%	10,000,000	10,014,800
Southern California Water Replenishment District Rev., 5.00%, 8/1/21	1,000,000	1,102,010
State of California GO, 5.00%, 7/1/18(1)	1,565,000	1,569,445
State of California GO, 6.50%, 4/1/19, Prerefunded at 100% of Par(1)	4,060,000	4,228,125
State of California GO, 5.00%, 7/1/19(1)	4,505,000	4,675,424
State of California GO, 5.00%, 9/1/19	7,645,000	7,972,741
State of California GO, 5.25%, 10/1/20	5,000,000	5,242,250
State of California GO, 5.00%, 3/1/23	10,000,000	11,438,100
State of California GO, 5.50%, 4/1/24	4,600,000	4,747,476
State of California GO, 5.00%, 10/1/24	14,590,000	17,168,491
State of California GO, 5.00%, 12/1/26	1,045,000	1,208,459
State of California GO, 5.00%, 2/1/27	10,000,000	11,337,300
State of California GO, 5.00%, 2/1/28	6,795,000	7,687,523
State of California GO, 5.75%, 4/1/28	5,000,000	5,172,200
State of California GO, 5.00%, 11/1/29	2,625,000	3,009,326
State of California GO, 5.75%, 4/1/31	5,000,000	5,167,600
State of California GO, 6.50%, 4/1/33	3,440,000	3,576,912
State of California GO, 5.50%, 3/1/40	3,000,000	3,188,340
State of California GO, VRDN, 2.04%, 6/1/18, resets monthly off the 1-month LIBOR plus 0.70%	1,700,000	1,716,303
State of California GO, VRDN, 2.10%, 6/1/18, resets monthly off the 1-month LIBOR plus 0.76%	4,000,000	4,055,880
State of California GO, VRDN, 4.00%, 12/1/21, resets off the remarketing agent	4,000,000	4,227,600
State of California GO, VRN, 2.06%, 6/7/18, resets weekly off the MUNIPSA plus 1.00%	1,600,000	1,606,144
State of California GO, VRN, 2.21%, 6/7/18, resets weekly off the MUNIPSA plus 1.15%	1,920,000	1,942,867
State of California Department of Water Resources Rev., 5.00%, 12/1/19, Prerefunded at 100% of Par(1)	905,000	951,408
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	5,000,000	5,160,900
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(1)	1,860,000	1,980,175
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20	14,215,000	15,133,431
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	10,000,000	10,935,400
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	1,140,000	1,210,771
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22	4,180,000	4,692,635
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,586,053
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,648,169
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,270,504
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,615,574
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,728,399
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,151,720
Stockton Public Financing Authority Rev., 6.25%, 10/1/38	1,500,000	1,780,410
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	750,000	888,555
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/20 (BAM)	575,000	601,784
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/21 (BAM)	450,000	478,562
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	1,012,935
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	714,435

Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,750,920
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	2,096,766
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,118,588
Stockton Unified School District GO, 5.00%, 8/1/30	11,165,000	12,947,269
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	588,705
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,353,602
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	891,003
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	872,183
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/18 (BAM)	325,000	327,444
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/19 (BAM)	265,000	274,461
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/20 (BAM)	400,000	427,348
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/21 (BAM)	515,000	563,245
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	307,076
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	2,250,000	2,255,670
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	1,000,000	1,002,200
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(1)	2,200,000	2,253,284
Tustin Community Facilities District Special Tax, 5.00%, 9/1/22	480,000	536,813
Tustin Community Facilities District Special Tax, 5.00%, 9/1/23	725,000	828,044
Tustin Community Facilities District Special Tax, 5.00%, 9/1/28	1,000,000	1,143,260
Tustin Community Facilities District Special Tax, 5.00%, 9/1/30	1,000,000	1,138,340
Tustin Unified School District Special Tax, 6.00%, 9/1/20, Prerefunded at 100% of Par(1)	2,000,000	2,188,780
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(1)	1,255,000	1,298,963
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(1)	2,210,000	2,287,416
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(1)	4,285,000	4,439,260
University of California Rev., 5.00%, 5/15/20	1,405,000	1,422,647
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(1)	2,840,000	3,190,513
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(1)	1,395,000	1,603,957
University of California Rev., 5.00%, 5/15/25	6,855,000	7,878,314
University of California Rev., 4.00%, 5/15/26(5)	2,415,000	2,730,230
University of California Rev., 5.00%, 5/15/26	11,300,000	13,448,130
University of California Rev., 5.00%, 5/15/26	3,310,000	3,705,082
University of California Rev., VRDN, 1.40%, 5/15/21, resets off the remarketing agent	1,650,000	1,616,686
University of California Rev., VRDN, 5.00%, 5/15/23, resets off the remarketing agent	9,935,000	11,423,164
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,239,788
Upland COP, 5.00%, 1/1/29	1,510,000	1,740,668
Upland COP, 5.00%, 1/1/32	1,475,000	1,681,987
Upland COP, 4.00%, 1/1/36	1,000,000	1,021,550
Upper Santa Clara Valley Joint Powers Authority Rev., 4.00%, 8/1/18	600,000	602,628
Upper Santa Clara Valley Joint Powers Authority Rev., 4.00%, 8/1/19	600,000	617,502
Washington Township Health Care District Rev., 5.00%, 7/1/29	600,000	681,936
Washington Township Health Care District Rev., 3.50%, 7/1/30	760,000	751,131
Washington Township Health Care District Rev., 5.00%, 7/1/30	1,200,000	1,360,848
Washington Township Health Care District Rev., 3.75%, 7/1/31	400,000	403,056
Washington Township Health Care District Rev., 4.00%, 7/1/32	135,000	138,305
Washington Township Health Care District Rev., 5.00%, 7/1/35	990,000	1,105,394
Washington Township Health Care District Rev., 4.00%, 7/1/36	200,000	202,428
Washington Township Health Care District Rev., 4.00%, 7/1/37	1,000,000	1,011,370
Washington Township Health Care District Rev., 4.00%, 7/1/37	200,000	202,274

Washington Township Health Care District Rev., 5.00%, 7/1/42	1,000,000	1,105,090
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,302,160
West Contra Costa Unified School District GO, 0.00%, 8/1/32 (AGC)(2)	2,000,000	1,220,320
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,436,590
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,710,915
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/18 (XLCA)	1,490,000	1,502,486
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/19 (XLCA)	995,000	1,033,268
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/20 (XLCA)	1,195,000	1,269,915
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,690,000	1,943,230
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,360,090
		1,765,135,465
Guam — 0.4%
Guam Government GO, 6.00%, 11/15/19	435,000	446,184
Guam Government Power Authority Rev., 5.00%, 10/1/19 (AGM)	1,000,000	1,038,290
Guam Government Power Authority Rev., 5.50%, 10/1/20, Prerefunded at 100% of Par(1)	2,150,000	2,322,086
Guam Government Waterworks Authority Rev., 5.00%, 7/1/21	300,000	319,857
Guam Government Waterworks Authority Rev., 5.00%, 7/1/22	325,000	351,046
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	546,245
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	383,915
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	386,333
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	552,720
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	996,786
		7,343,462
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,714,243,966)		1,772,478,927
OTHER ASSETS AND LIABILITIES — 0.2%		4,190,126
TOTAL NET ASSETS — 100.0%		$1,776,669,053

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $24,807,430, which represented 1.4% of total net assets.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Tax-Free Money Market Fund
May 31, 2018

California Tax-Free Money Market - Schedule of Investments
MAY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.8%
California — 98.5%
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 1.11%, 6/7/18, resets weekly off the remarketing agent (LOC: Bank of Stockton and FHLB)	3,045,000	3,045,000
California Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 1.11%, 6/7/18, resets weekly off the remarketing agent (LOC: First Republic Bank and FHLB)	5,630,000	5,630,000
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), VRDN, 1.00%, 6/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	3,800,000	3,800,000
California Infrastructure & Economic Development Bank Rev., (Bay Institute Aquarium Foundation), VRDN, 0.95%, 6/7/18, resets weekly off the remarketing agent (LOC: Union Bank N.A. and FHLB)	2,135,000	2,135,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 1.09%, 6/7/18, resets weekly off the remarketing agent (LOC: Rabobank N.A. and Rabobank Nederland)	4,565,000	4,565,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 1.09%, 6/7/18, resets weekly off the remarketing agent (LOC: Rabobank N.A. and Rabobank Cooperatieve)	2,035,000	2,035,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 1.14%, 6/7/18, resets weekly off the remarketing agent (LOC: Bank of the West)	880,000	880,000
California Infrastructure & Economic Development Bank Rev., VRDN, 1.11%, 6/7/18, resets weekly off the remarketing agent (LOC: Union Bank N.A.)	2,030,000	2,030,000
California Municipal Finance Authority Rev., (Central Coast YMCA), VRDN, 1.08%, 6/7/18, resets weekly off the remarketing agent (LOC: Pacific Capital Bank N.A. and FHLB)	4,320,000	4,320,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.57%, 6/1/18, resets daily off the remarketing agent (GA: Chevron Corp.)	600,000	600,000
California Municipal Finance Authority Rev., (High Desert Partnership In Academic Excellence Foundation, Inc.), VRDN, 1.11%, 6/7/18, resets weekly off the remarketing agent (LOC: Union Bank N.A.)	1,905,000	1,905,000
California Pollution Control Financing Authority Rev., (Recology, Inc.), VRDN, 1.01%, 6/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,300,000	1,300,000
California Statewide Communities Development Authority COP, VRDN, 1.06%, 6/7/18, resets weekly off the remarketing agent (LOC: MUFG Union Bank)	395,000	395,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 0.95%, 6/7/18, resets weekly off the remarketing agent	700,000	700,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 0.97%, 6/7/18, resets weekly off the remarketing agent	1,400,000	1,400,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 0.97%, 6/7/18, resets weekly off the remarketing agent	1,205,000	1,205,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 0.98%, 6/7/18, resets weekly off the remarketing agent	5,000,000	5,000,000
City & County of San Francisco, 1.57%, 6/7/18 (LOC: Wells Fargo Bank N.A.)	4,000,000	4,000,000
Fresno Rev., (Wasatch Pool Holdings LLC), VRDN, 0.97%, 6/7/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	3,100,000	3,100,000
Irvine Ranch Water District Special Assessment, VRN, 1.05%, 6/7/18, resets weekly off the MUNIPSA less 0.01%	4,000,000	4,000,000
Irvine Ranch Water District Special Assessment, VRN, 1.05%, 6/7/18, resets weekly off the MUNIPSA less 0.01%	4,000,000	4,000,000
Los Angeles Rev., 5.00%, 6/28/18	1,000,000	1,002,982
Los Angeles Community Redevelopment Agency Rev., (Promenade Towers Ltd.), VRDN, 0.87%, 6/7/18, resets weekly off the remarketing agent (LIQ FAC: FHLMC)	870,000	870,000
Los Angeles County Metropolitan Transportation Authority, 1.55%, 6/12/18 (LOC: Citibank N.A.)	4,000,000	4,000,000
Metropolitan Water District of Southern California Rev., VRN, 1.11%, 6/7/18, resets weekly off the MUNIPSA plus 0.05%	5,000,000	5,000,000
Metropolitan Water District of Southern California Rev., VRN, 1.11%, 6/7/18, resets weekly off the MUNIPSA plus 0.05%	3,000,000	3,000,000
Mission Viejo Community Development Financing Authority Rev., VRDN, 1.06%, 6/7/18, resets weekly off the remarketing agent (LOC: MUFG Union Bank N.A.)	7,600,000	7,600,000
Orange County Rev., VRDN, 0.87%, 6/7/18, resets weekly off the remarketing agent (LIQ FAC: FNMA)	1,500,000	1,500,000
Otay Water District COP, VRDN, 1.06%, 6/7/18, resets weekly off the remarketing agent (LOC: Union Bank N.A.)	500,000	500,000

Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 1.11%, 6/7/18, resets weekly off the remarketing agent (LOC: Bank of the Sierra and FHLB)	5,940,000	5,940,000
Riverside County Rev., 3.00%, 10/25/18	2,500,000	2,520,354
San Bernardino County Rev., (WLP Parkview Place Apartments LLC), VRDN, 0.86%, 6/7/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	3,900,000	3,900,000
San Bernardino County Flood Control District Rev., VRDN, 1.05%, 6/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	3,000,000	3,000,000
San Diego County Water Authority Financing Corp., 1.66%, 8/9/18	4,000,000	4,000,000
San Diego Public Facilities Financing Authority Water Rev., 1.25%, 8/7/18 (LOC: Bank of America N.A.)	2,000,000	2,000,000
San Diego Public Facilities Financing Authority Water Rev., 1.28%, 8/7/18 (LOC: Bank of America N.A.)	2,000,000	2,000,000
San Francisco City & County Airport Comm-San Francisco International Airport Rev., VRDN, 0.90%, 6/7/18, resets weekly off the remarketing agent (LOC: Union Bank N.A.)	1,095,000	1,095,000
San Francisco City & County Public Utilities Commission Power, 1.64%, 6/6/18 (LOC: Wells Fargo Bank N.A.)	2,000,000	2,000,000
Santa Clara County Housing Authority Rev., (SR Fountains LP), VRDN, 0.95%, 6/7/18, resets weekly off the remarketing agent (LOC: Citibank N.A.)	450,000	450,000
State of California Department of Water Resources, 1.57%, 6/21/18 (LOC: Wells Fargo Bank N.A.)	7,000,000	7,000,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 1.16%, 6/7/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.08%, 6/7/18, resets weekly off the remarketing agent (LIQ FAC: Bank of America N.A.)(1)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.09%, 6/7/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.16%, 6/7/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	990,000	990,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.16%, 6/7/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,750,000	3,750,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.21%, 6/7/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
Town of Apple Valley COP, VRDN, 1.11%, 6/7/18, resets weekly off the remarketing agent (LOC: Union Bank N.A.)	760,000	760,000
Town of Hillsborough COP, VRDN, 0.92%, 6/7/18, resets weekly off the remarketing agent (SBBPA: Bank of the West)	1,200,000	1,200,000
Town of Hillsborough COP, VRDN, 0.92%, 6/7/18, resets weekly off the remarketing agent (SBBPA: Bank of the West)	6,950,000	6,950,000
Victorville Joint Powers Finance Authority Rev., VRDN, 1.56%, 6/7/18, resets weekly off the remarketing agent (LOC: BNP Paribas)	13,395,000	13,395,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 1.11%, 6/7/18, resets weekly off the remarketing agent (LOC: Bank of the West)	6,070,000	6,070,000
		163,038,336
Nevada — 0.3%
Truckee Meadows Water Authority, 1.54%, 7/5/18 (LOC: Wells Fargo Bank N.A.)	525,000	525,000
TOTAL INVESTMENT SECURITIES — 98.8%		163,563,336
OTHER ASSETS AND LIABILITIES — 1.2%		1,983,245
TOTAL NET ASSETS — 100.0%		$165,546,581

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $21,240,000, which represented 12.8% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 26, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 26, 2018